Share Capital and Reserves - Summary of Share Premium (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share Premium [Abstract]
At 1 January	€ 6,237	€ 6,021
Premium arising on shares issued	180	216
At 31 December	€ 6,417	€ 6,237